Other Disclosures (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017
Other assets [Abstract]
Carrying value of contract assets	$ 3,083	$ 2,279
Deferred revenue [Abstract]
Deferred revenue	33,478
Deferred revenue to be recognized during next 12 months	24,422	16,556
Deferred revenue to be recognized thereafter	9,056	6,947
Canadian Defined Contribution Pension Plan [Member]
Defined contribution pension plans [Abstract]
Cash contributions	$ 1,592	1,610	$ 1,571
Canadian Defined Contribution Pension Plan [Member] | Top of Range [Member]
Defined contribution pension plans [Abstract]
Maximum matching percentage of employee's gross pay	4.00%
US Defined Contribution Pension Plan (401K plan) [Member]
Defined contribution pension plans [Abstract]
Cash contributions	$ 460	$ 591	$ 630
Percentage of employer contribution to employee	3.00%
Percentage of participants current compensation	6.00%
US Defined Contribution Pension Plan (401K plan) [Member] | Top of Range [Member]
Defined contribution pension plans [Abstract]
Percentage of employees additional statutorily prescribed annual limit	1.00%
Percentage of first 6% of participant's current compensation	50.00%